Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
Loans:
Loans in the form of interest-bearing securities	kr 51,227		kr 54,257
Loans to credit institutions	19,009		22,145
Loans to the public	224,165		207,737
Cash collateral under the security agreements for derivative contracts	(11,098)		(10,691)
Total lending portfolio	283,303		273,448
Liquidity investments:
Cash and cash equivalents	3,482	[1]	4,060	[1]	kr 11,128		kr 3,362
Treasuries/government bonds	11,525		15,048
Other interest-bearing securities except loans	41,561		57,144
Total liquidity investments	56,568		76,252
issued by public authorities	kr 10,760		kr 19,014

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.